EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 6	$ 6	$ 11	$ 12
Interest cost	12	19	23	38
Expected return on assets	(22)	(25)	(42)	(50)
Amortization of:
Prior service credit	0	0	0	0
Actuarial loss	10	17	20	34
Net periodic benefit cost	6	17	12	34
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	2	2	3
Interest cost	2	4	5	8
Expected return on assets	(1)	(2)	(3)	(4)
Amortization of:
Prior service credit	(32)	(30)	(65)	(60)
Actuarial loss	0	0	1	0
Net periodic benefit cost	(30)	(26)	(60)	(53)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4	3	8	6
Interest cost	1	1	1	2
Expected return on assets	0	0	0	0
Amortization of:
Prior service credit	0	1	0	1
Actuarial loss	0	0	0	0
Net periodic benefit cost	$ 5	$ 5	$ 9	$ 9